SHARE-BASED COMPENSATION (Details 5) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Options Outstanding, Beginning | shares
Weighted Average Grant Date Fair Value Outstanding, Beginning | $ / shares
Number of Shares Options, Granted | shares	2,964,884
Weighted Average Grant Date Fair Value Outstanding, Granted | $ / shares	$ 8.60
Number of Shares Options, Forfeited | shares	(2,000)
Weighted Average Grant Date Fair Value Outstanding, Forfeited | $ / shares	$ 6.94
Number of Shares Options Outstanding, Ending | shares	2,962,884
Weighted Average Grant Date Fair Value Outstanding, Ending | $ / shares	$ 8.60